Consolidated Statement of Changes in Equity (Parenthetical) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of changes in equity [abstract]
Consolidated reserves	¥ 52,629	¥ 43,541